Derivative Instrument (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Derivative [Line Items]
Current derivative financial assets		₩ 12,935		₩ 193,283
Non-current derivative financial assets		19,691		588,091
Current derivative financial liabilities		71,267		3,251
Non-current derivative financial liabilities		356,792		135,435
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss) [Abstract]
Net income effects of valuation gain (loss)		(874,667)		288,068		₩ 593,531
Net income effects of transaction gain (loss)		(168,961)		(56,438)		114,589
Accumulated other comprehensive income (loss)		31,884	[1]	46,750	[1]	(2,844)
Currency forward [Member]
Derivative [Line Items]
Current derivative financial assets		45		8,370
Non-current derivative financial assets				32,806
Current derivative financial liabilities		7,862		1,153
Non-current derivative financial liabilities		1,278		34
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss) [Abstract]
Net income effects of valuation gain (loss)		(41,889)		15,993		357
Net income effects of transaction gain (loss)		(28,223)		4,266		8,523
Accumulated other comprehensive income (loss)		0		0		0
Currency swap [Member]
Derivative [Line Items]
Current derivative financial assets		12		184,913
Non-current derivative financial assets		15,711		540,057
Current derivative financial liabilities		61,997		0
Non-current derivative financial liabilities		296,098		56,612
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss) [Abstract]
Net income effects of valuation gain (loss)		(843,747)		253,035		431,565
Net income effects of transaction gain (loss)		(137,376)		(68,266)		75,752
Accumulated other comprehensive income (loss)		26,810	[1]	40,031	[1]	(6,926)
Interest rate swap [Member]
Derivative [Line Items]
Current derivative financial assets		0		0
Non-current derivative financial assets		2,697		4,705
Current derivative financial liabilities		1,408		2,098
Non-current derivative financial liabilities		59,416		78,789
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss) [Abstract]
Net income effects of valuation gain (loss)		6,909		8,517		161,609
Net income effects of transaction gain (loss)		(3,362)		7,562		30,314
Accumulated other comprehensive income (loss)		5,074	[1]	6,719	[1]	4,082
Others [Member]
Derivative [Line Items]
Current derivative financial assets		12,878	[2]	0
Non-current derivative financial assets	[2]	1,283		10,523
Current derivative financial liabilities		0		0
Non-current derivative financial liabilities		0		0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss) [Abstract]
Net income effects of valuation gain (loss)		4,060		10,523		0
Net income effects of transaction gain (loss)		0		0		0
Accumulated other comprehensive income (loss)		₩ 0		₩ 0		₩ 0

[1]	For the year ended December 31, 2017, the net gain on valuation of derivatives applying cash flow hedge accounting of ￦20,868 million, net of tax, is included in other comprehensive income or loss.
[2]	The Company has a put option to sell shares of DS POWER Co., Ltd, a related party of the Company, and the fair value of the option is recorded in ‘Others’.